Revenues and other income - Schedule of Revenues and Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 0	€ 10	€ 50
Research tax credit	4,091	2,490	1,927
Subsidies	135	126	526
Other	550	21	10
Other income	4,776	2,637	2,462
Total revenues and other income	4,776	2,647	2,512
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	5	50
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 0	€ 5	€ 0